UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04358

T. Rowe Price New America Growth Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

New America Growth Fund	March 31, 2014

T. Rowe Price New America Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.2%		
CONSUMER DISCRETIONARY 21.6%		
Hotels, Restaurants & Leisure 4.3%		
Chipotle Mexican Grill (1)	105,100	59,702
Las Vegas Sands	331,300	26,763
Papa John's International	176,000	9,171
Starbucks	946,173	69,430
Wynn Macau (HKD)	4,680,400	19,395
		184,461
Household Durables 1.2%		
Harman International	343,725	36,572
Lennar, Class A	376,000	14,897
		51,469
Internet & Catalog Retail 6.5%		
Amazon.com (1)	593,000	199,556
Priceline (1)	62,400	74,374
Qunar Cayman Islands, ADR (1)	249,394	7,629
		281,559
Media 3.9%		
Comcast, Class A	390,800	19,548
Discovery Communications, Class C (1)	537,200	41,397
Liberty Global (1)	382,800	15,924
Liberty Global (1)	382,800	15,584
Madison Square Garden (1)	157,192	8,925
Twenty-First Century, Class A	1,263,700	40,401
Walt Disney	321,270	25,724
		167,503
Multiline Retail 0.7%		
Dollar Tree (1)	579,900	30,259
		30,259

Specialty Retail 3.6%		
CarMax (1)	528,100	24,715
Home Depot	483,700	38,275
L Brands	445,600	25,297
O'Reilly Automotive (1)	188,500	27,972
Ross Stores	188,700	13,501
TSC	404,400	28,563
		158,323
Textiles, Apparel & Luxury Goods 1.4%		
Kate Spade (1)	406,000	15,059
lululemon athletica (1)	182,300	9,587
Richemont, Class A (CHF)	233,626	22,370
The Swatch Group, Class B (CHF)	22,092	13,885
		60,901
Total Consumer Discretionary		934,475
CONSUMER STAPLES 5.1%		
Beverages 1.5%		
PepsiCo	783,800	65,447
		65,447
Food & Staples Retailing 2.2%		
CVS Caremark	984,500	73,700
Whole Foods Market	414,400	21,014
		94,714
Household Products 1.4%		
Procter & Gamble	751,000	60,531
		60,531
Total Consumer Staples		220,692

ENERGY 4.6%		
Oil, Gas & Consumable Fuels 4.6%		
Anadarko Petroleum	330,200	27,988
Concho Resources (1)	296,977	36,380
EQT	203,500	19,733
Oasis Petroleum (1)	333,500	13,917
Phillips 66	186,400	14,364
Pioneer Natural Resources	359,300	67,239
Valero Energy	315,700	16,764
Total Energy		196,385
FINANCIALS 9.8%		
Banks 1.0%		
Citigroup	675,900	32,173
U.S. Bancorp	197,600	8,469
		40,642
Capital Markets 3.7%		
Ameriprise Financial	419,700	46,196
BlackRock	126,400	39,750
State Street	405,500	28,203
TD Ameritrade Holding	1,347,778	45,757
		159,906
Consumer Finance 1.6%		
Discover Financial	830,700	48,338
Santander Consumer USA Holdings (1)	889,100	21,409
		69,747
Diversified Financial Services 1.2%		
CME Group	255,700	18,924
IntercontinentalExchange	174,900	34,601
		53,525

Insurance 0.4%		
Fidelity National Financial	556,700	17,503
		17,503
Real Estate Investment Trusts 1.9%		
Crown Castle International, REIT	1,131,808	83,505
		83,505
Total Financials		424,828
HEALTH CARE 13.9%		
Biotechnology 7.7%		
ACADIA Pharmaceuticals (1)	623,700	15,174
Acceleron Pharma (1)	127,476	4,398
Alnylam Pharmaceuticals (1)	272,695	18,309
Biogen Idec (1)	279,700	85,552
BioMarin Pharmaceutical (1)	164,700	11,234
Celgene (1)	290,400	40,540
Gilead Sciences (1)	1,294,524	91,730
Isis Pharmaceuticals (1)	303,800	13,127
Pharmacyclics (1)	105,800	10,603
Puma Biotechnology (1)	34,317	3,574
Regeneron Pharmaceuticals (1)	67,691	20,326
Regulus Therapeutics (1)	322,900	2,912
Seattle Genetics (1)	235,572	10,733
Vertex Pharmaceuticals (1)	60,800	4,300
		332,512
Health Care Equipment & Supplies 1.0%		
Align Technology (1)	496,137	25,695
IDEXX Laboratories (1)	150,500	18,271
		43,966
Health Care Providers & Services 3.2%		
AmerisourceBergen	270,900	17,768

Henry Schein (1)	190,500	22,740
McKesson	234,212	41,355
Team Health Holdings (1)	202,900	9,080
UnitedHealth Group	567,400	46,521
		137,464
Health Care Technology 0.1%		
Veeva Systems, Class A (1)	134,800	3,599
		3,599
Life Sciences Tools & Services 1.9%		
Covance (1)	105,700	10,982
Illumina (1)	147,916	21,989
Thermo Fisher Scientific	409,500	49,239
		82,210
Total Health Care		599,751
INDUSTRIALS & BUSINESS SERVICES 13.3%		
Aerospace & Defense 5.1%		
Boeing	1,023,200	128,401
Precision Castparts	243,800	61,623
United Technologies	275,400	32,178
		222,202
Air Freight & Logistics 0.8%		
FedEx	252,100	33,418
		33,418
Airlines 0.5%		
American Airlines (1)	542,600	19,859
		19,859
Commercial Services & Supplies 1.2%		
IHS (1)	260,329	31,630

INFORMATION TECHNOLOGY 25.9%

Communications Equipment 0.8%		
Qualcomm	400,300	31,568
		31,568
Internet Software & Services 13.0%		
Akamai Technologies (1)	384,080	22,357
Angie's List (1)	632,367	7,702
Baidu, ADR (1)	270,592	41,233
eBay (1)	154,600	8,540
Equinix (1)	96,000	17,745
Facebook (1)	967,200	58,264
Google, Class A (1)	225,100	250,876
LinkedIn (1)	330,050	61,039
Twitter, Acquisition Date: 9/13/11 – 3/30/12 Acquisition Cost $6,558 (1)(2)	408,250	18,100
VeriSign (1)	549,239	29,610
Yahoo! (1)	473,700	17,006
Yandex, Class A (1)	676,800	20,433
Youku Tudou, ADR (1)	332,350	9,319
		562,224
IT Services 5.4%		
Fiserv (1)	576,174	32,663
MasterCard, Class A	520,000	38,844
Visa, Class A	740,900	159,931
		231,438
Software 4.9%		
Commvault Systems (1)	223,490	14,516
Concur Technologies (1)	345,200	34,199
Microsoft	708,300	29,033
NetSuite (1)	231,406	21,944
Proofpoint (1)	237,300	8,799
Salesforce.com (1)	928,658	53,017

ServiceNow (1)	617,090	36,976
Workday (1)	151,370	13,840
		212,324
Technology Hardware, Storage & Peripherals 1.8%		
Apple	126,600	67,951
Stratasys (1)	102,155	10,838
		78,789
Total Information Technology		1,116,343
MATERIALS 5.0%		
Chemicals 4.1%		
Celanese, Series A	227,100	12,606
Ecolab	551,000	59,503
Monsanto	384,400	43,733
Praxair	172,300	22,566
Sherwin-Williams	184,200	36,311
		174,719
Construction Materials 0.9%		
James Hardie Industries, GDR (AUD)	467,115	6,212
Martin Marietta Materials	258,400	33,166
		39,378
Total Materials		214,097
Total Common Stocks (Cost $3,270,635)		4,281,617
CONVERTIBLE PREFERRED STOCKS 0.2%		
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
Dropbox, Series C, Acquisition Date: 1/30/14 Acquisition Cost $6,721 (1)(2)(3)	351,865	6,721

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New America Growth Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on September 30, 1985. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2014, totaled $0 for the period ended March 31, 2014.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $3,343,204,000. Net unrealized gain aggregated $1,007,287,000 at period-end, of which $1,043,594,000 related to appreciated investments and $36,307,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014